Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

The following is a summary of the notes payable:

	December 31,	December 31,
	2021	2020
Note payable to Miller, collateralized by land and two buildings, due in 11 monthly installments of $7,000, beginning December 1, 2021, and a balloon payment of $3,000 due on October 1, 2022, non-interest bearing.	$66,000	-
Note payable to Wheeler Machinery, collateralized by a 374 DL Excavator, due in monthly installments of $19,575, beginning June 2020, including interest at 8.5%, until paid in full (December 2021).	-	$304,845
Note payable to ICM Solutions, LLC, collateralized by three conveyor systems, due in monthly installments of $4,365, beginning April 2020, including interest at 9% until paid in full (December 2021).	-	69,230
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul truck (SN2293), originally due in monthly installments of $14,475, beginning May 2019, including interest at 9%.	-	86,807
Note payable to Epiroc, collateralized by a used Epiroc drill due in 36 monthly payments of $14,679 including interest at 5.2%.	226,115	386,268
Note payable to Wheeler Machinery, collateralized by a used D8T dozer, due in monthly installments of $19,125, beginning August 2019, including interest at 9%, until paid in full	102,368	349,761
Note payable to Komatsu Equipment, collateralized by a used PC490 Excavator 1 payment of $28,823 and 12 monthly payments of $1,903 including interest at 4.6%.	-	11,275
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul Truck, due in 14 monthly installments of $14,475, beginning in July 2021, including interest at 7.48%, with a balloon payment due in August 2022 of $18,185.	130,128	-
Note payable to Goodfellow, collateralized by a JM Conveyor, due in 19 monthly installments of $4,675, beginning in February 2021 including interest at 15%.	18,900	-
	543,511	1,208,186
Current portion	(427,413)	(981,759)
Long term portion	$116,098	$226,427

Principal payments due are as follows for the years ended: December 31, 2022	$427,413
December 31, 2023	116,098
Total	$543,511

In February 2021, Wheeler CAT requested the return of the CAT 740 Haul truck (SN2293) because the Company was five payments delinquent in its obligation on the related note payable. This truck was then purchased from Wheeler CAT by a related party who in February began leasing the truck to the Company on a month-to-month rental. See Note 13. This arrangement relieved the Company of any other financial obligation on this note.